Share-Based Compensation Plans - Summary of Stock Option Activity (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 27, 2013	Sep. 28, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Shares, Outstanding - Beginning Balance	1,861
Number of Shares, Exercised	(614)
Number of Shares, Canceled or expired	(406)
Number of Shares, Outstanding - Ending Balance	841	1,861
Number of Shares, Options vested and expected to vest-September 27, 2013	816
Number of Shares, Options exercisable-September 27, 2013	646
Weighted-Average Exercise Price Per Share, Outstanding - Beginning Balance	$ 1.23
Weighted-Average Exercise Price Per Share, Exercised
Weighted-Average Exercise Price Per Share, Canceled or expired
Weighted-Average Exercise Price Per Share, Outstanding - Ending Balance	$ 1.60	$ 1.23
Weighted-Average Exercise Price Per Share, Options vested and expected to vest-September 27, 2013	$ 1.6
Weighted-Average Exercise Price Per Share, Options exercisable-September 27, 2013	$ 1.5
Weighted-Average Remaining Contractual Term (in Years), Beginning Balance	6 years 2 months 12 days	7 years 1 month 6 days
Weighted-Average Remaining Contractual Term (in Years), Ending Balance	6 years 2 months 12 days	7 years 1 month 6 days
Weighted-Average Remaining Contractual Term (in Years), Options vested and expected to vest-September 27, 2013	6 years 2 months 12 days
Weighted-Average Remaining Contractual Term (in Years), Options exercisable-September 27, 2013	6 years 1 month 6 days
Aggregate Intrinsic Value, Beginning Balance	$ 21,352
Aggregate Intrinsic Value, Ending Balance	13,131	21,352
Aggregate Intrinsic Value, Options vested and expected to vest-September 27, 2013	12,737
Aggregate Intrinsic Value, Options exercisable-September 27, 2013	$ 10,140